Commitments and Contingencies (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 09, 2015 ft²
Rent expense	$ 117,000	$ 118,000
Lease renewal term	5 years
Lease, option to extend	The Company has the option to extend the term of the lease for one five-year term, provided that the rent would be subject to market adjustment at the beginning of the renewal term.
Supply Agreement [Member]
Repayment of supply commitments	$ 400,000
Century Park [Member]
Area of lease | ft²			2,780
Lease agreement term			61 months
Months 2 Through 13 [Member]
Rent expense	$ 9,174
Lease term description	Months 2 through 13 of the term
Months 50 Through 61 [Member]
Rent expense	$ 10,325
Lease term description	Months 50 through 61